Subordinated liabilities - Undated and dated (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subordinated liabilities [abstract]
Undated subordinated liabilities	£ 28	£ 355
Dated subordinated liabilities	11,395	12,404
Total subordinated liabilities	£ 11,423	£ 12,759	£ 16,341